Earnings per share (Details) - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Profit / (loss) per share attributable to equity holders of the parent: (ii)
Weighted average outstanding shares	748,000,000	756,000,000	550,000,000
Adjustments for calculation of diluted earnings per share Treasury shares	(11,000,000)	(23,000,000)
Adjustments for calculation of diluted earnings per share warrants	8	8	0
Weighted - average diluted common shares	745,000,000	741,000,000	550,000,000